Quarterly Holdings Report
for
Fidelity® International Growth Fund
July 31, 2025
IGF-NPRT3-0925
1.863103.117
Common Stocks - 98.6%
	Shares	Value ($)
AUSTRIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Erste Group Bank AG	290,000	26,657,861
BELGIUM - 1.1%
Financials - 0.9%
Banks - 0.9%
KBC Group NV	580,000	60,735,577
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Azelis Group NV	672,205	10,494,206
TOTAL BELGIUM		71,229,783
CANADA - 1.5%
Industrials - 0.4%
Ground Transportation - 0.4%
Canadian Pacific Kansas City Ltd	386,400	28,416,686
Materials - 1.1%
Metals & Mining - 1.1%
Franco-Nevada Corp	443,080	70,580,700
TOTAL CANADA		98,997,386
CHINA - 1.3%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Tencent Holdings Ltd	1,193,800	83,580,612
DENMARK - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	1,127,300	52,428,474
FINLAND - 1.2%
Industrials - 1.2%
Machinery - 1.2%
Kone Oyj B Shares	1,275,704	78,527,654
FRANCE - 12.8%
Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
LVMH Moet Hennessy Louis Vuitton SE	219,545	117,854,406
Health Care - 1.7%
Health Care Equipment & Supplies - 1.7%
EssilorLuxottica SA	365,921	108,823,705
Industrials - 9.2%
Aerospace & Defense - 7.2%
Airbus SE	763,400	153,485,506
Safran SA	968,000	319,199,389
		472,684,895
Electrical Equipment - 2.0%
Legrand SA	898,100	132,655,528
TOTAL INDUSTRIALS		605,340,423

Information Technology - 0.1%
Software - 0.1%
Lectra	317,159	8,849,478
TOTAL FRANCE		840,868,012
GERMANY - 8.6%
Communication Services - 0.3%
Entertainment - 0.3%
CTS Eventim AG & Co KGaA	200,100	22,664,146
Financials - 1.8%
Capital Markets - 1.8%
Deutsche Boerse AG	410,900	118,909,292
Information Technology - 6.5%
Software - 6.5%
SAP SE	1,494,600	427,389,536
TOTAL GERMANY		568,962,974
INDIA - 0.9%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Reliance Industries Ltd	1,658,300	26,211,215
Financials - 0.5%
Banks - 0.5%
HDFC Bank Ltd/Gandhinagar	1,340,891	30,797,641
TOTAL INDIA		57,008,856
ITALY - 0.8%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Prada Spa	4,350,900	23,681,376
Industrials - 0.5%
Machinery - 0.5%
Interpump Group SpA	740,226	30,377,063
TOTAL ITALY		54,058,439
JAPAN - 11.8%
Communication Services - 1.9%
Entertainment - 1.9%
Nintendo Co Ltd	1,504,200	125,719,455
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
USS Co Ltd	3,372,800	36,658,601
Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
Hoya Corp	468,400	59,094,654
Industrials - 5.3%
Construction & Engineering - 0.4%
SHO-BOND Holdings Co Ltd	752,000	24,011,311
Machinery - 1.9%
Komatsu Ltd	1,371,100	44,173,964
Mitsubishi Heavy Industries Ltd	3,450,000	82,373,571
		126,547,535
Professional Services - 3.0%
Recruit Holdings Co Ltd	3,373,400	200,147,755
TOTAL INDUSTRIALS		350,706,601

Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 2.1%
Azbil Corp	6,759,212	63,160,818
Keyence Corp	206,748	74,787,256
		137,948,074
Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp	975,000	64,836,662
TOTAL INFORMATION TECHNOLOGY		202,784,736

TOTAL JAPAN		774,964,047
NETHERLANDS - 4.3%
Industrials - 0.3%
Machinery - 0.1%
Aalberts NV	283,900	9,123,465
Trading Companies & Distributors - 0.2%
IMCD NV	114,846	12,623,916
TOTAL INDUSTRIALS		21,747,381

Information Technology - 4.0%
Semiconductors & Semiconductor Equipment - 4.0%
ASML Holding NV	315,742	220,915,117
BE Semiconductor Industries NV	299,464	40,702,225
		261,617,342
TOTAL NETHERLANDS		283,364,723
SPAIN - 0.8%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Amadeus IT Group SA Class A	688,000	55,289,953
SWEDEN - 7.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Autoliv Inc (a)	221,769	24,738,332
Industrials - 6.3%
Building Products - 1.8%
Assa Abloy AB B Shares	3,563,710	117,924,060
Machinery - 3.9%
Atlas Copco AB A Shares	10,428,900	158,815,325
Epiroc AB A Shares	4,703,417	95,877,300
		254,692,625
Trading Companies & Distributors - 0.6%
AddTech AB B Shares	1,182,490	39,862,267
TOTAL INDUSTRIALS		412,478,952

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Lagercrantz Group AB B Shares	1,845,500	42,945,568
TOTAL SWEDEN		480,162,852
SWITZERLAND - 3.4%
Financials - 2.3%
Capital Markets - 2.3%
UBS Group AG	3,924,732	147,083,832
Industrials - 1.1%
Machinery - 1.1%
Schindler Holding AG	189,048	68,706,642
Schindler Holding AG	18,350	6,472,483
		75,179,125
TOTAL SWITZERLAND		222,262,957
TAIWAN - 2.8%
Information Technology - 2.8%
Semiconductors & Semiconductor Equipment - 2.8%
Taiwan Semiconductor Manufacturing Co Ltd	4,785,000	183,803,420
UNITED KINGDOM - 14.6%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Rightmove PLC	1,946,773	21,046,253
Consumer Discretionary - 5.7%
Hotels, Restaurants & Leisure - 5.4%
Compass Group PLC	6,016,600	211,420,164
InterContinental Hotels Group PLC ADR (a)	1,199,470	139,330,435
		350,750,599
Leisure Products - 0.3%
Games Workshop Group PLC	88,000	18,931,782
TOTAL CONSUMER DISCRETIONARY		369,682,381

Financials - 2.5%
Capital Markets - 2.5%
3i Group PLC	734,200	40,118,281
London Stock Exchange Group PLC	1,036,300	126,319,887
		166,438,168
Industrials - 5.0%
Aerospace & Defense - 2.4%
BAE Systems PLC	6,490,036	154,856,424
Professional Services - 2.3%
RELX PLC	2,857,200	148,463,223
Trading Companies & Distributors - 0.3%
Howden Joinery Group PLC	2,000,000	23,243,439
TOTAL INDUSTRIALS		326,563,086

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.5%
Spectris PLC	702,257	37,004,685
Software - 0.6%
Sage Group PLC/The	2,399,600	38,662,187
TOTAL INFORMATION TECHNOLOGY		75,666,872

TOTAL UNITED KINGDOM		959,396,760
UNITED STATES - 24.2%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
PriceSmart Inc	192,598	20,704,285
Financials - 9.4%
Capital Markets - 4.4%
Moody's Corp	274,900	141,774,177
S&P Global Inc	259,800	143,175,781
		284,949,958
Financial Services - 3.6%
Mastercard Inc Class A	213,200	120,771,404
Visa Inc Class A	343,360	118,620,579
		239,391,983
Insurance - 1.4%
Marsh & McLennan Cos Inc	465,051	92,638,159
TOTAL FINANCIALS		616,980,100

Industrials - 6.9%
Electrical Equipment - 4.8%
GE Vernova Inc	246,300	162,629,427
Schneider Electric SE	571,000	147,771,043
		310,400,470
Machinery - 0.0%
Otis Worldwide Corp	15,178	1,300,603
Professional Services - 2.1%
Experian PLC	2,653,864	139,834,090
TOTAL INDUSTRIALS		451,535,163

Materials - 7.7%
Chemicals - 4.1%
Linde PLC	430,779	198,270,343
Sherwin-Williams Co/The	206,311	68,264,183
		266,534,526
Construction Materials - 3.6%
CRH PLC	2,515,266	240,082,140
TOTAL MATERIALS		506,616,666

TOTAL UNITED STATES		1,595,836,214
TOTAL COMMON STOCKS (Cost $4,047,409,781)		6,487,400,977

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd Series E1 (b)(c)(d) (Cost $6,992,914)	63,819	14,972,576

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	50,696,240	50,706,379
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	125,304,696	125,317,227
TOTAL MONEY MARKET FUNDS (Cost $176,023,606)			176,023,606

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $4,230,426,301)	6,678,397,159
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(96,509,100)
NET ASSETS - 100.0%	6,581,888,059

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,972,576 or 0.2% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $2,534,342.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	6,992,914

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	148,770,998	1,217,453,487	1,315,518,106	4,555,903	-	-	50,706,379	50,696,240	0.1%
Fidelity Securities Lending Cash Central Fund	144,986,916	416,179,471	435,849,160	523,719	-	-	125,317,227	125,304,696	0.5%
Total	293,757,914	1,633,632,958	1,751,367,266	5,079,622	-	-	176,023,606

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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